Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 593	$ 93	¥ 593
Additions	117,468	18,433	0
Decreases	0	0	0
Settlement	(593)	(93)	0
Balance at end of the year	¥ 117,500	$ 18,400	¥ 593